Due From Financial Institutions At Amortized Cost(Table)	12 Months Ended
Dec. 31, 2020
Due From Financial Institution Abstract [Abstract]
Details Of Due From Financial Institutions Text Block [Text Block]

Details of due from financial institutions as of December 31, 2019 and 2020, are as follows:

		Financial institutions	Interest rate (%)	December 31, 2019		December 31, 2020
				(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	0.00	￦	8,117,840	￦	11,242,803
	Due from banking institutions	Hana Bank and others	0.00 ~ 1.90		4,641,714		3,692,044
	Due from others	NH Investment & Securities Co., Ltd. and others	0.00 ~ 1.63		654,981		753,581

					13,414,535		15,688,428

Due from financial institutions in foreign currencies	Due from banking institutions in foreign currencies	Wells Fargo Bank N.A. and others	0.00 ~ 3.50		2,351,929		4,215,918
	Time deposits in foreign currencies	Bank of Shanghai, Beijing Branch and others	0.00 ~ 7.05		1,053,776		739,637
	Due from others	Societe Generale (Paris) and others	0.00 ~7.70		1,327,432		2,079,371

					4,733,137		7,034,926

				￦	18,147,672	￦	22,723,354

*	Before netting of allowance

Disclosure Of Restricted Cash And Cash Equivalents Explanatory

Details of restricted due from financial institutions as of December 31, 2019 and 2020, are as follows:

		Financial institutions	December 31, 2019		December 31, 2020		Reasons of restriction
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	8,117,840	￦	11,242,803	Bank of Korea Act
	Due from banking institutions	Shinhan Bank and others		3,027,963		772,986	Net settlement and others
	Due from others	NH Investment & Securities Co., Ltd. and others		555,294		545,457	Derivatives margin account and others

				11,701,097		12,561,246

Due from financial institutions in foreign currencies	Due from banking institutions in foreign currencies	People’s Bank of China and others		490,071		1,097,729	Cambodian law and others
	Time deposits in foreign currencies	Bank of Communications Co., Ltd. New York Branch		31,443		46,428	Bank Act of the State of New York and others
	Due from others	Societe Generale (Paris) and others		1,150,355		1,597,960	Derivatives margin account and others

				1,671,869		2,742,117

				￦ 13,372,966		￦15,303,363

*	Before netting of allowance

Disclosure Of Changes In The Allowances For Due From Financial Institutions Losses [Text Block]

Changes in allowances for credit losses of due from financial institutions for the years ended December 31, 2019 and 2020, are as follows:

	2019
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	2,019	￦	—	￦	—
Transfer between stages
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal		—		—		—
Provision for credit losses		1,116		1,210		360
Others		29		(22)		—

Ending	￦	3,164	￦	1,188	￦	360

	2020
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	3,164	￦	1,188	￦	360
Transfer between stages
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal		—		—		—
Reversal of credit losses		(416)		(1,128)		—
Business combination		154		—		—
Others		45		(26)		(78)

Ending	￦	2,947	￦	34	￦	282